Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 3,554,975	$ 4,455,751	$ 394,398
Accounts receivable	546,638	10,908	26,311
Accounts receivable - related party	2,000	39,625	564
Inventory, net	45,447	69,787	47,432
Other receivables	2,151
Prepaid expenses	71,640	115,833	8,280
Total Current Assets	4,222,851	4,691,904	476,985
Property and equipment, net	4,736,711	4,578,135	6,336
Operating lease right of use assets	184,416	0
Other Assets
Deposits	13,840	7,872	7,210
Goodwill	307,572
Total Assets	9,465,390	9,277,911	490,531
Current Liabilities:
Accounts payable and accrued liabilities	248,663	163,661	449,256
Accounts payable - related party	0	4,921	0
Other payable	0	7,210	0
Customer deposit	25,717	36,184	31,734
Current maturing operating leases	51,329
Promissory note - short term	41,500
Taxes payable		0	800
Total Current Liabilities	367,209	211,976	481,790
Non-current Liabilities:
Convertible promissory note, net	8,500	0	81,342
Noncurrent operating leases	144,313
Total Liabilities	520,022	211,976	563,132
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized	40,959	40,907	34,575
Additional paid-in capital	13,343,659	12,956,486	1,871,618
Shares to be issued, common shares	11,491	72,000	0
Accumulated deficit	(4,450,741)	(4,003,458)	(1,978,794)
Total Stockholders' Equity	8,945,368	9,065,935	(72,601)
Total Liabilities and Stockholders' Equity	$ 9,465,390	$ 9,277,911	$ 490,531